Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [Abstract]
Contractual obligations
As at December 31, 2020	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Lease liabilities – existing	3,529	5,322	4,286	32,600	45,737
Lease liabilities – contingent	-	2,254	2,471	1,841	6,566
Manufacturing	2,824	500	-	-	3,324
Capital commitments	77	-	-	-	77
Total contractual obligations	6,430	8,076	6,757	34,441	55,704

As at December 31, 2019	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Lease liabilities – existing	4,469	8,958	7,876	45,288	66,591
Lease liabilities – contingent	68	1,604	2,685	2,688	7,045
Manufacturing	3,669	642	-	-	4,311
Capital commitments	1,460	-	-	-	1,460
Total contractual obligations	9,666	11,204	10,561	47,976	79,407